Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 13, 2013
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 13, 2013
Document Effective Date	dei_DocumentEffectiveDate	Dec. 13, 2013
Prospectus Date	rr_ProspectusDate	Mar. 01, 2013
PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member]
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000898745_SupplementTextBlock
Supplement dated December 13, 2013
to the Classes Institutional, R-1, R-2, R-3, R-4, and R-5 Shares Prospectus
for Principal Funds, Inc.
dated March 1, 2013

(as supplemented on March 28, 2013, April 2, 2013, April 17, 2103, May 9, 2013, June 14, 2013,
September 13, 2013, September 20, 2013, November 4, 2013, November 19, 2013, and November 22, 2013)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] | SmallCap Growth Fund I [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SmallCap Growth Fund I
Supplement [Text Block]	ck0000898745_SupplementTextBlock
On December 10, 2013, the Board of Directors of Principal Funds, Inc. approved the acquisition of the assets of the SmallCap Growth Fund II by the SmallCap Growth Fund I. This proposal will be submitted for shareholder vote at a Special Meeting of Shareholders of SmallCap Growth Fund II tentatively scheduled for April 18, 2014. Additional information about this proposal will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date shareholders of SmallCap Growth Fund II in February 2014. If shareholders approve this proposal, the acquisition is expected to occur on or about April 25, 2014. Additionally, if shareholders approve this proposal, Emerald Advisers, Inc. will become an additional sub-advisor to the SmallCap Growth Fund I.

PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] | SmallCap Growth Fund II [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SmallCap Growth Fund II
Supplement [Text Block]	ck0000898745_SupplementTextBlock
On December 10, 2013, the Board of Directors of Principal Funds, Inc. approved the acquisition of the assets of the SmallCap Growth Fund II by the SmallCap Growth Fund I. This proposal will be submitted for shareholder vote at a Special Meeting of Shareholders of SmallCap Growth Fund II tentatively scheduled for April 18, 2014. Additional information about this proposal will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date shareholders of SmallCap Growth Fund II in February 2014. If shareholders approve this proposal, the acquisition is expected to occur on or about April 25, 2014. Additionally, if shareholders approve this proposal, Emerald Advisers, Inc. will become an additional sub-advisor to the SmallCap Growth Fund I.